Interest and Other Income (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest and other income
Interest income	$ 6,553	$ 14,133
Total	6,553	14,133
Other Income
R&D tax incentive	1,883,325	1,855,172
COVID-19 relief	41,064
Total	$ 1,924,389	$ 1,855,172